Debt - Major borrowing programs (Details) SEK in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SEK	Dec. 31, 2016 SEK
Disclosure of detailed information about borrowings [line items]
Value Outstanding		SEK 224,833	SEK 252,948
Principal amount		397,465	410,001
Unlimited Euro Medium-Term Note Programme
Disclosure of detailed information about borrowings [line items]
Value Outstanding		98,189	111,358
Unlimited SEC-registered U.S. Medium-Term Note Programme
Disclosure of detailed information about borrowings [line items]
Value Outstanding		111,444	128,641
Unlimited Swedish Medium-Term Note Programme
Disclosure of detailed information about borrowings [line items]
Value Outstanding		256	371
Unlimited MTN/STN AUD Debt Issuance Programme
Disclosure of detailed information about borrowings [line items]
Value Outstanding		3,607	SEK 3,353
USD 3,000,000,000 U.S. Commercial Paper Programme
Disclosure of detailed information about borrowings [line items]
Value Outstanding		SEK 1,637
Principal amount | $	$ 3,000,000,000